Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	155,207,167.93	18,059
Yield Supplement Overcollateralization Amount 06/30/24	1,941,616.80	0
Receivables Balance 06/30/24	157,148,784.73	18,059
Principal Payments	11,563,388.47	395
Defaulted Receivables	103,606.65	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	1,704,230.37	0
Pool Balance at 07/31/24	143,777,559.24	17,657

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.03%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,521,412.42	199
Past Due 61-90 days	695,467.68	53
Past Due 91-120 days	90,239.34	9
Past Due 121+ days	0.00	0
Total	3,307,119.44	261

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.27%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	135,920.97
Aggregate Net Losses/(Gains) - July 2024	(32,314.32)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.25%
Prior Net Losses/(Gains) Ratio	0.24%
Second Prior Net Losses/(Gains) Ratio	-0.12%
Third Prior Net Losses/(Gains) Ratio	-0.65%
Four Month Average	-0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	4.20%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	20.26

Flow of Funds	$ Amount
Collections	12,263,582.51
Investment Earnings on Cash Accounts	57,621.44
Servicing Fee	(130,957.32)
Transfer to Collection Account	-
Available Funds	12,190,246.63

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	46,875.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,105,551.05
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	664,487.19

Total Distributions of Available Funds	12,190,246.63

Servicing Fee	130,957.32
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	148,883,110.29
Principal Paid	11,429,608.69
Note Balance @ 08/15/24	137,453,501.60

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-4
Note Balance @ 07/15/24	92,213,110.29
Principal Paid	11,429,608.69
Note Balance @ 08/15/24	80,783,501.60
Note Factor @ 08/15/24	77.2161170%

Class B
Note Balance @ 07/15/24	37,770,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	37,770,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	18,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	18,900,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	96,150.75
Total Principal Paid	11,429,608.69
Total Paid	11,525,759.44

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.61000%
Interest Paid	46,875.00
Principal Paid	11,429,608.69
Total Paid to A-4 Holders	11,476,483.69

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0765690
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.1018911
Total Distribution Amount	9.1784601

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4480501
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	109.2487927
Total A-4 Distribution Amount	109.6968428

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	446.70
Noteholders' Principal Distributable Amount	553.30

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	12,588,844.52
Investment Earnings	56,031.59
Investment Earnings Paid	(56,031.59)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,005,957.72	$926,717.21	$667,712.91
Number of Extensions	86	70	57
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.55%	0.37%